Long-term debt (Debt Covenants) (Details)							12 Months Ended			12 Months Ended
	Sep. 20, 2013 Senior Unsecured Bond US $500 Million Fixed Interest Bond USD ($)	Oct. 31, 2013 Senior Unsecured Bond NOK1,500 Million Floating Interest Rate Bond NOK	Dec. 31, 2014 Credit facility, International Loans, 1 USD ($)	Oct. 17, 2013 Credit facility, International Loans, 1 USD ($)	Sep. 30, 2012 $1,000 million fixed interest bond USD ($)	Oct. 31, 2010 $350 million fixed interest rate bond USD ($)	Dec. 31, 2014 Bonds	Mar. 20, 2013 US$1,450 facility USD ($)	Dec. 31, 2012 US$440 facility USD ($)	Dec. 31, 2014 Bank Loans USD ($)	Jan. 31, 2014 North Atlantic Drilling Senior Notes US$600 Million Senior Unsecured Bond USD ($)	Dec. 31, 2014 Ship Finance Variable Interest Entities USD ($)	Feb. 28, 2015 Subsequent Event Senior Unsecured Bond NOK1,500 Million Floating Interest Rate Bond NOK	Dec. 31, 2014 Secured Debt US$2,000 facility (North Atlantic Drilling) USD ($)	Apr. 30, 2011 Secured Debt US$2,000 facility (North Atlantic Drilling) USD ($)
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000	1,500,000,000	$ 475,000,000	$ 475,000,000	$ 1,000,000,000	$ 350,000,000		$ 1,450,000,000	$ 440,000,000		$ 600,000,000		1,500,000,000.0	$ 2,000,000,000	$ 2,000,000,000
Debt covenant, cash and cash equivalents										$ 150,000,000		$ 25,000,000
Debt covenant, total liabilities to total assets												0.8
Debt covenant, EBITDA to interest expense ratio										2.5
Debt covenant, current assets to current liabilities ratio										1
Debt covenant, percentage of shares in listed companies owned										20.00%
Equity ratio (in hundredths)							30.00%			30.00%
Debt covenant, net debt to EBITDA										4.5